Income Taxes	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 12.  Income Taxes

The provision for income taxes consists of the following for the years ended June 30, 2013 and 2012:

	June 30, 2013	June 30, 2012
Current
Federal	$-	$-
State	(1,671)	27,894
Deferred
Federal	-	-
Foreign	-	(350,000)
State	-	-
Provision for income tax expense (benefit)	$(1,671)	$(322,106)

During the year ended June 30, 2013, the Company recorded an income tax benefit of $1,671 as a result of refunds of prior years’ state income tax payments. During the year ended June 30, 2012, the Company recorded an income tax benefit of $350,000 to reduce the deferred tax liability recorded upon the acquisition of TAAG that was related to the intangible assets of TAAG written off in 2012.

                The reconciliation of the effective income tax rate to the federal statutory rate is as follows:

	Years Ended June 30,
	2013	2012
Federal income tax rate	34.0%	(34.0)%
State tax, net of federal benefit	(5.0)%	(5.0)%
Permanent differences	625.0%	64.0%
Effect of reversal of deferred tax liability	-%	(4.7)%
Change in valuation allowance	(655.0)%	(25.0)%
Other	-%	-%
Effective income tax rate	(1.0)%	(4.7)%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at June 30, 2013 and 2012 are as follows:

	June 30, 2013	June 30, 2012
Deferred tax assets:
Federal net operating loss carryforward	$2,440,048	$2,369,983
State net operating loss carryforward	526,613	509,556
Intangibles amortization	235,956	212,680
Stock based compensation	731,316	599,884
Other	98,602	64,602
Total deferred tax assets	4,032,535	3,756,705
Deferred tax liability
Intangible Assets	-	-
Fixed asset depreciation	22,022	(1,566)
Net deferred tax assets	4,054,557	3,755,139
Less valuation allowance	(4,054,557)	(3,755,139)
	$-	$-

The Company has provided a valuation allowance on the deferred tax assets at June 30, 2013 and 2012 to reduce such asset to zero, since there is no assurance that the Company will generate future taxable income to utilize such asset. Management will review this valuation allowance requirement periodically and make adjustments as warranted.  The net change in the valuation allowance for the year ended June 30, 2013 was an increase of $299,418.

At June 30, 2013 and 2012, the Company had federal net operating loss (“NOL”) carryforwards of approximately $7,200,000 and $7,000,000, respectively, and state NOL carryforwards of approximately $5,700,000 and $5,500,000, respectively. Federal NOLs could, if unused, expire in 2030. State NOLs, if unused, could expire in 2020.

Effective January 1, 2007, the Company adopted FASB guidelines that address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under this guidance, we may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. This guidance also provides guidance on derecognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. At the date of adoption, and as of June 30, 2013 and 2012, the Company did not have a liability for unrecognized tax benefits, and no adjustment was required at adoption.

                The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is subject to U.S. federal or state income tax examinations by tax authorities for years after 2008.

The Company’s policy is to record interest and penalties on uncertain tax provisions as income tax expense. As of June 30, 2013 and 2012, the Company has no accrued interest or penalties related to uncertain tax positions. Additionally, tax years 2008 through 2013 remain open to examination by the major taxing jurisdictions to which the Company is subject.